johim13f-033110
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         April 22, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      57
                                                  -----------------------

Form 13F Information Table Value Total:              $434,900 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ACTIVINDENTITY CORP	      COM       00506P103       252          88,590    SH    Shared-Defined     0                     88,590
AMERICAN EXPRESS CO           COM       025816109     1,058          25,650    SH    Shared-Defined     0                     25,650
AMPHENOL CORP CLASS A         COM       032095101    25,973         615,629    SH    Shared-Defined     0                    615,629
APPLE INC COM		      COM       037833100    23,858         101,523    SH    Shared-Defined     0                    101,523
BANK OF AMERICA CORP COM      COM       060505104       504	     28,210    SH    Shared-Defined     0                     28,210
BERKSHIRE HATHAWAY cLASS B    COM       084670702     1,434	     17,650    SH    Shared-Defined     0                     17,650
BROOKDALE SN LIVING   	      COM	112463104     7,378         354,205    SH    Shared-Defined     0                    354,205
BRUNSWICK CAP LTD             COM       117043109       778         474,156    SH    Shared-Defined     0                    474,156
CADIZ INC     		      COM	127537207     5,503         430,932    SH    Shared-Defined     0                    430,932
CELGENE CORP Com              COM	151020104     8,397	    135,520    SH    Shared-Defined     0                    135,520
CHEVRON CORP COM	      COM	166764100     6,075	     80,107    SH    Shared-Defined     0                     80,107
CHUBB CORP COM                COM       171232101    12,747         245,845    SH    Shared-Defined     0                    245,845
CITIGROUP INC COM	      COM       172967101     3,785         934,560    SH    Shared-Defined     0		     934,560
COLGATE-PALMOLIVE CO.         COM       194162103    41,546         487,283    SH    Shared-Defined     0                    487,283
CONCUR TECHNOLOGIES INC	      COM       206708109     4,848         118,215    SH    Shared-Defined     0                    118,215
CTRIP COM INTERNATIONAL       COM       22943F100     3,224          82,248    SH    Shared-Defined     0                     82,248
EMERSON ELECTRIC CO COM       COM       291011104    36,806         731,142    SH    Shared-Defined     0                    731,142
EXXON MOBIL CORP              COM       30231G102     6,624          98,899    SH    Shared-Defined     0                     98,899
GENERAL ELECTRIC CO           COM       369604103       957          52,583    SH    Shared-Defined     0                     52,583
GLOBAL DEFENSE TECH SYS COM   COM       37950B107       670          50,000    SH    Shared-Defined     0                     50,000
HERSHEY CO                    COM       427866108       540          12,620    SH    Shared-Defined     0                     12,620
INFORMATICA CORP COM          COM       45666Q102     7,543         277,165    SH    Shared-Deinded     0                    277,165
INTEL CORP COM                COM       458140100       345          15,500    SH    Shared-Defined     0                     15,500
INTERCONTINETAL EXCHANGE      COM       45865V100     8,037          71,646    SH    Shared-Defined     0                     71,646
INVERNESS MED INNOV           COM       46126P106     3,257          83,625    SH    Shared-Defined     0                     83,625
JP MORGAN CHASE COM           COM       46625H100       620          13,850    SH    Shared-Defined     0                     13,850
KRAFT FOODS INC CLASS A	      COM       50075N104     1,291          40,326    SH    Shared-Defined     0                     40,326
LOCKHEED MARTIN CORP          COM       539830109     1,280          15,375    SH    Shared-Defined     0                     15,375
MARSH & MCLENNAN COS INC      COM       571748102       371          15,202    SH    Shared-Defined     0                     15,202
MERCK & CO. INC               COM       58933Y105       773          20,693    SH    Shared-Defined     0                     20,693
MONSANTO COM		      COM       61166W101       798          11,170    SH    Shared-Defined     0                     11,170
NALCO HOLDINGIN CO            COM       62985Q101       729          29,982    SH    Shared-Defined     0                     29,982
NORTHERN TRUST CO COM         COM       665859104     7,717         139,648    SH    Shared-Defiend     0                    139,648
NUVASIVE INC COM	      COM	670704105    17,217	    380,901    SH    Shared-Defined     0		     380,901
ORACLE CORP                   COM       68389X105       334          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS         COM       G67743107       355          25,000    SH    Shared-Defined     0                     25,000
PEPSICO INC                   COM       713448108     3,853          58,236    SH    Shared-Defined     0                     58,236
PETROLEO BRASILEIRO SA        COM       71654V408    14,422         324,082    SH    Shared-Defined     0                    324,083
PFIZER INC		      COM       717081103    17,885       1,042,858    SH    Shared-Defined     0                  1,042,858
PHILIP MORRIS INTERNATIONAL   COM       718172109    17,684         339,034    SH    Shared-Defined     0                    339,034
PRAXAIR INC                   COM       74005P104     3,129          37,700    SH    Shared-Defined     0                     37,700
PROCTOR & GAMBLE CO           COM       742718109     1,137          17,970    SH    Shared-Defined     0                     17,970
PULTE HOLMES INC COM          COM       745867101     4,774         424,396    SH    Shared-Defined     0                    424,396
QUALCOMM INC COM              COM       747525103    20,274         483,185    SH    Shared-Defined     0                    483,185
REYNOLDS AMERICAN INC         COM       761713106    26,658         493,842    SH    Shared-Defined     0                    493,842
SALESFORCE.COM INC            COM       79466L302    10,767         144,624    SH    Shared-Defined     0                    144,624
SCHLUMBERGER                  COM       806857108    10,255         161,600    SH    Shared-Defined     0                    161,600
SEAGATE TECHNOLOGY COM        COM       G7945J104     2,692         147,420    SH    Shared-Defined     0                    147,420
SOUTHERN CO COM	              COM       842587107    13,472         406,287    SH    Shared-Defined     0                    406,287
TEXTRON INC                   COM       883203101     6,525         307,350    SH    Shared-Defined     0                    307,350
TOLL BROTHERS INC             COM       889478103       282          13,580    SH    Shared-Defined     0                     13,580
UNITED TECHNOLOGIES CORP      COM       913017109    12,215         165,940    SH    Shared-Defiend     0                    165,940
VERIZON COMMUNICATIONS        COM       92343V104       716          23,087    SH    Shared-Defined     0                     23,087
VISA INC          	      COM       92826C839    10,968         120,490    SH    Shared-Defined     0                    120,490
WALGREEN CO COM               COM       931422109     8,156         219,885    SH    Shared-Defined     0                    219,885
WAL MART STORES INC COM	      COM       931142103     4,346          78,165    SH    Shared-Defined     0                     78,165
WISCONSIN ENERGY COM          COM       976657106     1,288          24,860    SH    Shared-Defined     0                     24,860